Long-term prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Long-term prepayments and other non-current assets
Profit participation right, consideration and other receivables from 58 Finance (due from a related party (Note 8))	¥ 191,055		¥ 491,656
Long-term prepaid advertising fee	153,287		0
Deferred tax assets, net	85,023		42,953
Rental deposits	19,744		17,537
Prepayment for purchase of property and equipment	6,341		10,764
Prepayment for investments	0		75,000
Others	14,142		1,568
Total	¥ 469,592	$ 67,314	¥ 639,478